Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Acquisition of Subsidiaries
ACQUISITION OF SUBSIDIARIES

BetEasy

On February 27, 2018, a subsidiary of the Corporation acquired a 62% controlling equity interest in BetEasy for a purchase price of $117.7 million. Accordingly, the Corporation acquired $58.8 million of identifiable net assets, including $102.4 million of intangible assets, of which it recognized a non-controlling interest of $1.0 million in relation to the acquired identifiable net assets. The Corporation also recognized $59.9 million of goodwill in connection with the same.

On April 24, 2018, the same subsidiary of the Corporation acquired an additional 18% interest in BetEasy for a purchase price of $229.2 million. Included in the purchase price was a deferred contingent payment, which is included in accounts payable and other liabilities in the consolidated statements of financial position. The acquisition of the additional equity interest in BetEasy had no impact on the fair values of the goodwill and intangible assets acquired on February 27, 2018; however, the excess of the purchase price compared to the carrying value of the 18% non-controlling interest was recognized directly in equity as acquisition reserve. During the year ended December 31, 2019, the Corporation finalized the purchase price allocation assessment in relation to this acquisition and did not record any adjustments. See note 26 for details regarding the previous valuation of the related BetEasy deferred contingent payment. On December 3, 2019, the Corporation announced that it agreed with the holders of the non-controlling interest of BetEasy to pay AUD$100 million to settle the deferred contingent payment which did not affect the purchase price allocation. On December 5, 2019, the Corporation repaid the outstanding balance of AUD$100 million using available cash on hand.

Also in connection with the acquisition of the additional 18% interest in BetEasy, a subsidiary of the Corporation entered into a non-controlling interest put-call option in relation to the remaining 20% interest in BetEasy, with an exercise price based on certain future operating performance conditions of the acquired business. At acquisition, this was determined to be a non-controlling interest put-call option with a variable settlement amount that can be settled in either cash or shares or a combination of both, and because the put-call option did not clearly grant the Corporation with present access to returns associated with the remaining 20% ownership interest, the Corporation previously recognized this put-call option as a net liability derivative. On December 3, 2019, the Corporation announced that it agreed with the holders of the non-controlling interest of BetEasy to acquire the remaining 20% interest in BetEasy for AUD$151 million within 90 days following the earlier of either the issuance of the Corporation’s audited financial statements for the year ended December 31, 2020 or the completion of the previously announced Combination with Flutter (see note 31). As the settlement amount is now fixed and will be settled in cash, excluding if settled as a result of a combination with Flutter, the Corporation recorded a gross liability in respect of its obligation to acquire the remaining 20% interest in BetEasy. Upon acquisition of the 20% interest, the Corporation will also be obligated to make a contractual payment to a third-party supplier of BetEasy. The liability in respect of the Corporation’s obligations to acquire the remaining 20% interest in BetEasy and make the above mentioned contractual payment is included within accounts payable and other liabilities on the consolidated statement of financial position (see note 21).

Former William Hill Australia Business

On April 24, 2018, BetEasy acquired 100% of the former William Hill Australia business for a purchase price of $241.2 million. Accordingly, the Corporation acquired $162.5 million of identifiable net assets, including $267.3 million of intangible assets. The Corporation recognized $78.7 million of goodwill in connection with the same.

During the year ended December 31, 2019, the Corporation finalized the purchase price allocation assessment in relation and recorded an adjustment to increase the acquired financial liabilities by $0.4 million with a corresponding increase to the goodwill recognized. The comparative consolidated statement of financial position has not been restated to reflect this adjustment.

SBG

On July 10, 2018, the Corporation completed the SBG Acquisition, acquiring 100% of SBG for a purchase price of $3.24 billion. Accordingly, the Corporation acquired $808.7 million of identifiable net assets, including $3.04 billion of intangible assets. The Corporation recognized $2.43 billion of goodwill in connection with the same.

During the year ended December 31, 2019, the Corporation finalized the purchase price allocation assessment in relation to the SBG Acquisition and did not record any adjustments.